Share Capital (Details) - shares	1 Months Ended			12 Months Ended
	Apr. 30, 2021	Apr. 21, 2021	Nov. 18, 2020	Feb. 28, 2022
Share Capital (Details) [Line Items]
Number of ordinary shares issue increase	20,332,894		20,332,894
Issued additional shares	1,207,500
Other ordinary shares issued		9,410,712
Bottom of range [member]
Share Capital (Details) [Line Items]
Company’s authorised shares				20,332,894
Top of range [member]
Share Capital (Details) [Line Items]
Number of ordinary shares issue increase				30,951,106